[INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                          Boston, Massachusetts 02116]



May 10, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Merrimac Series (the "Funds") 1933 Act File No. 333-49693 1940 Act File No. 811-08741

Ladies and Gentlemen:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Funds as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Funds' Registration Statement on Form N1- A. The Amendment was filed electronically on April 29, 2004. Please call the undersigned at (617) 937-7804 with any questions you may have regarding this filing.

Very truly yours,

/s/ Sandra I. Madden

Sandra I. Madden
Senior Associate Counsel